Compensation Plans and Post-Employment Benefits - Expected Benefit Costs (Details) - Pension Plan $ in Millions	Nov. 30, 2020 USD ($)
UK Plan
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2021	$ 6
2022	6
2023	7
2024	7
2025	7
2026-2030	38
Estimated future benefit total	71
All Other Plans
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2021	27
2022	25
2023	26
2024	27
2025	29
2026-2030	143
Estimated future benefit total	$ 277